Employee Benefit Plan, Description of Plan - EBP 91-1857900-003	12 Months Ended
Dec. 31, 2025 USD ($)
EBP, Description of Plan [Line Items]
EBP, Description of Plan	Description of Plan
The following description of the Heritage Financial Corporation 401(k) Profit Sharing Plan and Trust (the "Plan") provides only general information. Participants should refer to the Plan agreement for a more complete description of the Plan’s provisions.
(a) General
Heritage Financial Corporation (the "Company") is a bank-holding company headquartered in Olympia, Washington, and is considered the Plan Sponsor. The Plan is administered by the Advisory Committee, which consists of certain officers of the Company.
The Plan is a qualified defined contribution plan established by the Company under the provisions of Section 401(a) and Section 401(k) of the Internal Revenue Code ("IRC") with salary reduction and employee stock ownership features for the benefit of eligible employees of the Company. The Plan is subject to the provisions of the Employee Retirement Income Security Act of 1974 ("ERISA"), as amended.
(b) Eligibility
Employees are eligible to participate in the Plan on the first of the month coincident with or following employment.
(c) Contributions
Subject to certain Internal Revenue Service ("IRS") limitations discussed below, participants may make elective pre-tax 401(k) and after-tax Roth 401(k) contributions up to 100% of their eligible compensation. The IRS limitations include a dollar limitation of $23,500 for 2025 and certain discrimination testing limitations. Additionally, participants over the age of 50 at Plan year end may make catch-up contributions up to the applicable dollar limitation of $7,500 for 2025, and participants between age 60 and 63 may make an increased catch-up up to limit of $11,250 for 2025.
Participants may also contribute elective after-tax contributions to the Plan, subject to discrimination testing limitations.
Participants may also contribute rollovers into the Plan, which represent distributions from other qualified plans, if certain conditions are met. The Plan permits participants to convert amounts within the Plan to Roth accounts either as in-plan Roth rollovers or in-plan Roth transfers.
The Company makes a matching contribution to participant accounts equal to 50% of the participant’s contribution, up to 6% of the participant’s eligible compensation. Matching contributions are considered part of the employer contributions and are subject to discrimination limitations.
The Company's profit sharing contribution is discretionary. The Company did not make a discretionary contribution for the plan year 2025. Discretionary profit sharing contributions are considered part of the employer contributions.
The following provisions apply to employer contributions:
•Participants are eligible for matching contributions upon participation in the Plan.
•Matching and discretionary profit sharing contributions to the Plan are invested as directed by the employee.
•Participants, who are not credited with at least 1,000 hours of service during the Plan year or are not employed on the last working day of a Plan year, are not eligible for an allocation of discretionary profit sharing contributions for that year except in the event of the participant’s death, disability or retirement.
(d) Participants' Accounts
Each participant’s account is valued daily and credited with the participant's contribution and allocations of (a) the Company's contributions, (b) Plan earnings (losses), (c) forfeitures of employer profit sharing contributions, (d) participant withdrawals and (e) allocation of administrative expenses as determined by the Plan document.
Allocations are based on participant contributions, eligible compensation, participant account balances, or specific participant transactions, as defined. The benefit to which a participant is entitled is the benefit that can be provided from the participant’s vested account. Each participant directs the investment of his or her account to any of the investment options available under the Plan.
(e) Vesting
Participants are always 100% vested in all contributions and earnings thereon.
(f) Investment Options
Participants direct the investment of their contributions and the Company's matching contributions in 1% increments into various investment options offered by the Plan. The Plan currently offers investments in mutual funds, a stable value collective trust fund, money market funds, and the Company's stock fund. Participants also have the option to invest in four different managed portfolio strategies or twelve different Target Retirement Date Funds. When a new participant is added to the Plan, any contribution will be allocated to the default investment option if the participant has inadvertently failed to provide investment election options.
The Company's stock fund is tracked on a unitized basis, which allows for daily trades, and consists of Company common stock and cash and cash equivalents (to meet daily cash needs).
Participants may change their investment elections and reallocate their investments on a daily basis. Contributions may be temporarily held as cash balances pending the execution of the investment according to the participant’s direction.
(g) Payment of Benefits
Generally, no distributions from the Plan may be made until a participant retires, dies (in which case, payment shall be made to his or her beneficiary or, if none, to his or her legal representatives), becomes disabled or otherwise terminates employment with the Company. However, the participant has the right to defer receipt of their Plan accounts until minimum distributions are required.
Distributions are made in cash, Company stock, or both (if eligible), at the election of the participant, subject to the terms of the Plan; are based on the participant’s vested account balance; and may be distributed in a lump sum. If a participant’s vested account balances exceed $7,000, a participant may elect to have the vested accounts distributed in a lump sum, a partial distribution or installments over a period of not more than the participant’s life expectancy.
Under certain conditions, participants, while still employed by the Company, are permitted to withdraw in a single sum, the employee deferral contribution portion of their account balance on account of hardship as defined in IRS regulations. In addition, participants, while still employed by the Company, are permitted to withdraw all or a portion of their account balances after age 59 1/2. Rollover accounts may be withdrawn, all or part, once during each Plan year regardless of the participant’s age.
The Plan provides for automatic rollovers for terminated participants with balances not exceeding $7,000 into an Individual Retirement Account (“IRA”) with Inspira Financial. Affected participants are notified of the change and provided an opportunity to distribute or move their funds. Participants are charged an annual $40 fee to maintain a balance, a $10 annual statement fee, and a $25 account closing fee is assessed when a participant leaves the plan.
(h) Voting and Dividend Rights
No participant shall have any voting or dividend rights or other rights of a stockholder prior to the time that shares are allocated to the participant.
Each participant is entitled to exercise voting rights attributable to the shares of Company common stock allocated to his or her account and is notified by the trustee prior to the time that such rights are to be exercised.
(i) Forfeitures
Forfeitures may be used to pay reasonable and permitted administrative expenses, to reduce the Company’s employer contribution obligation or reallocated as additional employer contributions. There were no forfeitures used for these purposes during 2025. There were no forfeitures available to be used at December 31, 2025 and December 31, 2024.
(j) Notes Receivable from Participants
Participants may borrow any amount provided that the aggregate amount of all outstanding notes from the participant to the Plan, taking into account notes payable to any other qualified plan maintained by the employer, shall not exceed the lesser of $50,000 or 50% of the participant’s vested account balance. Participants can request loans for any purpose. Note terms shall not exceed five years, except for the purchase of a primary residence. The notes are collateralized by the balance in the participant’s account and bear interest at a rate equal to the then current prime rate. Loans which were transferred into the Plan retain the repayment terms and interest rates in effect at the time of transfer. Principal and interest is paid ratably through semi-monthly payroll deductions.
(k) Administrative Expenses
Administrative expenses including trust, recordkeeping and investment advisor fees are paid by the Plan. Certain administrative expenses incurred by the Plan, including audit expenses, are paid directly by the Company and are excluded from these financial statements. Investment-related expenses are included in the net appreciation of fair value of investments.
(l) Plan Termination
Although it has not expressed any intent to do so, the Company reserves the right to terminate the Plan at any time, subject to Plan provisions. Upon termination of the Plan, participant accounts will be distributed to the participant or his or her beneficiary as prescribed by the Plan document and the IRC.

EBP, Participant Contribution, Pretax, Maximum Annual Compensation to Total Compensation, Percentage	100.00%
EBP, Employer Contribution, Matching Percentage	50.00%
EBP, Employer Contribution, Participant Compensation Matched, Percentage	6.00%
EBP, Vesting Percentage	100.00%
EBP, Involuntary IRA Transfer, Maximum Amount	$ 7,000
EBP, Minimum Vested Amount for Optional Distribution	7,000
EBP, Note Receivable from Participant, Account, Maximum Borrowing, Amount	$ 50,000
EBP, Note Receivable from Participant, Account, Maximum Borrowing, to Total Account, Percentage	50.00%
EBP, Plan Termination	Plan Termination
Although it has not expressed any intent to do so, the Company reserves the right to terminate the Plan at any time, subject to Plan provisions. Upon termination of the Plan, participant accounts will be distributed to the participant or his or her beneficiary as prescribed by the Plan document and the IRC.